STRUCTURED ENTITIES - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Loans and advances to customers	£ 454,899	£ 448,567
Assets and liabilities held in consolidated collective investment vehicles	54,749	60,352
Assets and liabilities held in unconsolidated collective investment vehicles	68,913	74,916
Total asset value of unconsolidated structured entities	2,176,000	2,597,000
Financial assets at fair value through profit or loss
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Loans and advances to customers	21,527	25,368
Other financial assets	180,609	206,771
Cancara
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	2,357	1,745
Loans and advances to customers	1,464	889
Asset-backed debt instruments held	850	780
Cancara | Financial assets at fair value through profit or loss
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Other financial assets	£ 43	£ 76